Initial Public Offering (Details) - USD ($)		1 Months Ended	9 Months Ended	10 Months Ended
	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Shares issued				54,000
Exercise price per share (in Dollars per share)			$ 0.01
IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued		11,500,000	565,375
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued				54,000
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 0.01
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Shares issued		1	1
Exercise price per share (in Dollars per share)			$ 11.5
Redeemable warrant	1	1
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued		1,500,000
Gross proceeds (in Dollars)		$ 115,000,000
Class A Ordinary Shares [Member] | Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Exercise price per share (in Dollars per share)			$ 11.5	$ 11.5
Warrant [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued		11,500,000
Warrant [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued		1,500,000
Subsequent Event [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Shares issued	11,500,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds (in Dollars)	$ 115,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued	1,500,000